Common Stock Warrants - Additional Information (Details)			1 Months Ended		2 Months Ended
	Aug. 23, 2023 shares	Mar. 31, 2023 shares	Feb. 28, 2023 USD ($) $ / shares shares	Feb. 28, 2021 USD ($)	Aug. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2023 $ / shares	Feb. 08, 2023 USD ($) shares	Nov. 30, 2021 $ / shares shares	Jul. 21, 2021 $ / shares shares
Class of Warrant or Right [Line Items]
Reverse stock split, description	1-for-100
Reverse stock split, conversion ratio	0.01
Number of shares included in conversion of securities	100
Sale of common stock		200,000
Fair value of the warrants | $			$ 195,000		$ 168,000
Estimated method fair value of the warrants			Black-Scholes options valuation model		Black-Scholes options valuation model
Warrants Expiration Date Five
Class of Warrant or Right [Line Items]
Warrants, Exercise Price | $ / shares						$ 6.6
Warrants Expiration Date Six
Class of Warrant or Right [Line Items]
Warrants to purchase common stock					20,500
Warrants, Exercise Price | $ / shares						4.8
Warrants Expiration Date Seven
Class of Warrant or Right [Line Items]
Warrants, Exercise Price | $ / shares						$ 4.92
Maxim Group, LLC
Class of Warrant or Right [Line Items]
Warrants to purchase common stock					47,670
Maxim Group, LLC | Warrants Expiration Date Five
Class of Warrant or Right [Line Items]
Warrants to purchase common stock					13,000
Warrants exrecisable beginning date					Jan. 11, 2024
Warrants, Exercise Price | $ / shares					$ 6.6
Maxim Group, LLC | Warrants Expiration Date Six
Class of Warrant or Right [Line Items]
Warrants exrecisable beginning date					Jan. 19, 2024
Warrants, Exercise Price | $ / shares					$ 4.8
Maxim Group, LLC | Warrants Expiration Date Seven
Class of Warrant or Right [Line Items]
Warrants to purchase common stock					13,270
Warrants, Exercise Price | $ / shares					$ 4.92
Maxim Group, LLC | Minimum
Class of Warrant or Right [Line Items]
Warrants, term					6 months
Maxim Group, LLC | Maximum
Class of Warrant or Right [Line Items]
Warrants, term					5 years
Designees of Think Equity
Class of Warrant or Right [Line Items]
Warrants to purchase common stock							10,000	1,727
Warrants, Exercise Price | $ / shares			$ 31.25					$ 625
Payments for the purchase of warrants issued | $							$ 100
Warrants, term							4 years	5 years
Warrant Agreement
Class of Warrant or Right [Line Items]
Reverse stock split, description	1-for-100
Number of shares included in conversion of securities	100
Consulting agreement
Class of Warrant or Right [Line Items]
Warrants to purchase common stock								500	500
Warrants, Exercise Price | $ / shares									$ 104
Warrants, term									5 years
Consulting agreement, monthly fee | $				$ 5,000
Amended consulting agreement monthly fee | $			$ 7,500
Consulting agreement, term				2 years
Underwriting Agreement | ThinkEquity LLC
Class of Warrant or Right [Line Items]
Sale of common stock			200,000